Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO		Compensation Actually Paid to CEO(3)			Average Compensation Actually Paid for other NEOs(3), (4) ($)	Value of Initial Fixed $100 Investment Based on:

Year	CEO(1) ($)	CEO Prior to the Spin-Off(2) ($)	CEO(1) ($)	CEO Prior to the Spin-Off(2) ($)	Average Summary Compensation Table Total for other NEOs(4) ($)		TSR(5) ($)	Peer Group TSR(5) ($)	Net Income(6) (in thousands) ($)	Adjusted EBITDA(7) (in thousands) ($)

2023	9,192,231	N/A	12,618,615	N/A	1,837,817	2,503,033	62.66	191.10	138,838	297,421
2022	3,528,719	N/A	(1,221,268)	N/A	1,257,055	(209,876)	34.24	118.60	98,709	256,169
2021	7,458,031	N/A	6,469,146	N/A	2,245,127	1,814,939	91.45	183.48	243,557	390,705
2020	3,725,993	7,504,429	4,834,262	9,061,514	2,209,483	2,114,172	109.20	145.15	(61,465)	354,937

Company Selected Measure Name			■Adjusted EBITDA
Named Executive Officers, Footnote	Steven A. Michaels was our CEO beginning November 30, 2020 including for all of 2021 and 2022. The amounts for 2020 includes Mr. Michaels compensation for the full year.
2.John W. Robinson III was our CEO through November 30, 2020, when he resigned from the Company in connection with the Spin-Off.
			For 2020, our other NEOs were Curtis L. Doman, our Chief Innovation Officer; Brian J. Garner, our Chief Financial Officer; Marvin A. Fentress, our General Counsel and Corporate Secretary; Douglas A. Lindsay, the former Chief Executive Officer of Aaron's Business; C. Kelly Wall, the former Interim Chief Financial Officer; and Ryan K. Woodley, the former Chief Executive Officer of Progressive Leasing. Mr. Woodley resigned as Chief Executive Officer of Progressive Leasing effective July 31, 2020. Messrs. Lindsay and Wall resigned from the Company in connection with the Spin-Off, effective November 30, 2020. Messrs. Doman, Garner and Fentress were appointed to their positions in December 2020. For 2021, our other NEOs were Messrs. Doman, Garner and Fentress, who served as our General Counsel and Corporate Secretary until his retirement from that position, effective May 31, 2022. For 2022, our other NEOs were Messrs. Doman, Garner, Fentress, and Eugene V. Thomas, who served as our General Counsel and Corporate Secretary from his appointment effective May 31, 2022 until he resigned from the Company for personal reasons effective November 6, 2022. For 2023, our other NEOs were Messrs. Doman, Garner, and Todd King, who was appointed as our Chief Legal and Compliance Officer effective May 15, 2023.
Peer Group Issuers, Footnote			TSR is cumulative for the measurement period determined based on the value of an initial fixed investment of $100, calculated in accordance with Item 201(e) of Regulation S-K. The TSR peer group for purposes of this table is the S&P North American Technology Index. The spin-off of The Aaron's Company on November 30, 2020 was reflected as a $9.60 per share special dividend in calculating the PROG Holdings cumulative total shareholder return. Shareholders of PROG Holdings received one share of The Aaron's Company for every two shares of PROG Holdings common stock in the distribution related to the separation and spin-off. The $9.60 per share special dividend was based on the November 30, 2020 closing price of one share of The Aaron's Company common stock, on a "when issued" basis, which was $19.19, adjusted for the distribution ratio.
PEO Total Compensation Amount			$ 9,192,231	$ 3,528,719
PEO Actually Paid Compensation Amount			$ 12,618,615	(1,221,268)
Adjustment To PEO Compensation, Footnote

Year	Executive	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value of Unvested Awards Granted in the Year ($)	Change in Value of Prior Equity Awards ($)	Value of Equity Awards Granted in the Year and Outstanding as of the Spin-Off(1) ($)	Change in Value of Prior Year Vested Equity Awards(2) ($)	Subtract Value of Equity Awards Failed to Meet Vesting Conditions ($)	Value of Dividends not Otherwise Reflected in Fair value ($)	Compensation Actually Paid ($)

2023	CEO	9,192,231	(5,925,017)	7,377,451	1,196,496	—	777,454	—	—	12,618,615
	Average of other NEOs	1,837,817	(999,645)	1,214,665	258,133	—	192,063	—	—	2,503,033
2022	CEO	3,528,719	(2,300,519)	1,322,997	(2,483,914)	—	(1,288,551)	—	—	(1,221,268)
	Average of other NEOs	1,257,055	(693,930)	204,938	(414,678)	—	(387,968)	(175,293)	—	(209,876)
2021	CEO	7,458,031	(4,816,131)	4,563,304	(476,054)	—	(260,004)	—	—	6,469,146
	Average of other NEOs	2,245,127	(1,240,727)	1,175,585	(234,008)	—	(131,038)	—	—	1,814,939
2020	CEO	3,725,993	(1,758,465)	3,048,981	24,395	—	(209,582)	—	2,940	4,834,262
	CEO Prior to the Spin-Off	7,504,429	(4,968,208)	—	—	10,194,553	(3,680,769)	—	11,509	9,061,514
	Average of other NEOs	2,209,483	(1,098,002)	898,490	19,067	685,772	(470,600)	(131,821)	1,783	2,114,172

1.Represents the Spin-Off date fair value of the outstanding 2020 awards granted to NEOs that resigned from their positions with the Company in connection with the Spin-Off.
2.Amounts in 2020 also include the change in value of awards granted in prior years that remained outstanding on the Spin-Off date for NEOs that resigned from their positions with the Company in connection with the Spin-Off.

Non-PEO NEO Average Total Compensation Amount			$ 1,837,817	1,257,055	$ 2,245,127	$ 2,209,483
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,503,033	(209,876)	1,814,939	2,114,172
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value of Unvested Awards Granted in the Year ($)	Change in Value of Prior Equity Awards ($)	Value of Equity Awards Granted in the Year and Outstanding as of the Spin-Off(1) ($)	Change in Value of Prior Year Vested Equity Awards(2) ($)	Subtract Value of Equity Awards Failed to Meet Vesting Conditions ($)	Value of Dividends not Otherwise Reflected in Fair value ($)	Compensation Actually Paid ($)

2023	CEO	9,192,231	(5,925,017)	7,377,451	1,196,496	—	777,454	—	—	12,618,615
	Average of other NEOs	1,837,817	(999,645)	1,214,665	258,133	—	192,063	—	—	2,503,033
2022	CEO	3,528,719	(2,300,519)	1,322,997	(2,483,914)	—	(1,288,551)	—	—	(1,221,268)
	Average of other NEOs	1,257,055	(693,930)	204,938	(414,678)	—	(387,968)	(175,293)	—	(209,876)
2021	CEO	7,458,031	(4,816,131)	4,563,304	(476,054)	—	(260,004)	—	—	6,469,146
	Average of other NEOs	2,245,127	(1,240,727)	1,175,585	(234,008)	—	(131,038)	—	—	1,814,939
2020	CEO	3,725,993	(1,758,465)	3,048,981	24,395	—	(209,582)	—	2,940	4,834,262
	CEO Prior to the Spin-Off	7,504,429	(4,968,208)	—	—	10,194,553	(3,680,769)	—	11,509	9,061,514
	Average of other NEOs	2,209,483	(1,098,002)	898,490	19,067	685,772	(470,600)	(131,821)	1,783	2,114,172

1.Represents the Spin-Off date fair value of the outstanding 2020 awards granted to NEOs that resigned from their positions with the Company in connection with the Spin-Off.
2.Amounts in 2020 also include the change in value of awards granted in prior years that remained outstanding on the Spin-Off date for NEOs that resigned from their positions with the Company in connection with the Spin-Off.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures
■Adjusted EBITDA	■Adjusted Revenues	■Adjusted Pre-Tax Income	■Return on Capital

Total Shareholder Return Amount			$ 62.66	34.24	91.45	109.20
Peer Group Total Shareholder Return Amount			191.10	118.60	183.48	145.15
Net Income (Loss)			$ 138,838,000	$ 98,709,000	$ 243,557,000	$ (61,465,000)
Company Selected Measure Amount			297,421,000	256,169,000	390,705,000	354,937,000
PEO Name	Steven A. Michaels	John W. Robinson III	Steven A. Michaels	Steven A. Michaels	Steven A. Michaels
Additional 402(v) Disclosure	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP is a value calculated under applicable SEC rules and does not represent the actual amount of compensation earned or paid to the applicable NEO. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The table below details these adjustments.Represents net earnings (loss) as shown in the Company's Annual Report on Form 10-K. Net loss for 2020 includes $295.1 million of Loss from Discontinued Operations, net of income tax, which reflects the operating results of the Aaron's Business segment that was spun-off from the Company on November 30, 2020. Net Earnings from Continuing Operations for 2020 was $233.6 million.
7.Represents the Company-selected measure, Adjusted EBITDA. The Adjusted EBITDA shown in the table is calculated using the definition approved by our Compensation Committee for the use of that performance metric in our incentive compensation plan, and is not the same definition the Company used in reporting Adjusted EBITDA in its earnings press releases. See Appendix A for a reconciliation of Adjusted EBITDA used in our incentive compensation plan to Adjusted EBITDA reported in our earnings releases and to Net Earnings (Loss), the most directly comparable GAAP financial measure.

Measure:: 1
Pay vs Performance Disclosure
Name			■Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			■Adjusted Revenues
Measure:: 3
Pay vs Performance Disclosure
Name			■Adjusted Pre-Tax Income
Measure:: 4
Pay vs Performance Disclosure
Name			■Return on Capital
Stephen A. Michaels [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,192,231	$ 3,528,719	$ 7,458,031	$ 3,725,993
PEO Actually Paid Compensation Amount			12,618,615	(1,221,268)	6,469,146	4,834,262
John W. Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						7,504,429
PEO Actually Paid Compensation Amount						9,061,514
PEO | Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,925,017)	(2,300,519)
PEO | Add Year-End Equity Value of Prior Year Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,377,451	1,322,997
PEO | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,196,496	(2,483,914)
PEO | Value of Equity Awards Granted in Current Year and Outstanding as of the Spin-Off [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Change in Value of Prior Year Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			777,454	(1,288,551)
PEO | Subtract Value of Equity Awards Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Value of Dividends Not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Stephen A. Michaels [Member] | Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,816,131)	(1,758,465)
PEO | Stephen A. Michaels [Member] | Add Year-End Equity Value of Prior Year Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,563,304	3,048,981
PEO | Stephen A. Michaels [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(476,054)	24,395
PEO | Stephen A. Michaels [Member] | Value of Equity Awards Granted in Current Year and Outstanding as of the Spin-Off [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Stephen A. Michaels [Member] | Change in Value of Prior Year Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(260,004)	(209,582)
PEO | Stephen A. Michaels [Member] | Subtract Value of Equity Awards Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Stephen A. Michaels [Member] | Value of Dividends Not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	2,940
PEO | John W. Robinson [Member] | Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,968,208)
PEO | John W. Robinson [Member] | Add Year-End Equity Value of Prior Year Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John W. Robinson [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John W. Robinson [Member] | Value of Equity Awards Granted in Current Year and Outstanding as of the Spin-Off [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						10,194,553
PEO | John W. Robinson [Member] | Change in Value of Prior Year Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,680,769)
PEO | John W. Robinson [Member] | Subtract Value of Equity Awards Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John W. Robinson [Member] | Value of Dividends Not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						11,509
Non-PEO NEO | Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(999,645)	(693,930)	(1,240,727)	(1,098,002)
Non-PEO NEO | Add Year-End Equity Value of Prior Year Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,214,665	204,938	1,175,585	898,490
Non-PEO NEO | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			258,133	(414,678)	(234,008)	19,067
Non-PEO NEO | Value of Equity Awards Granted in Current Year and Outstanding as of the Spin-Off [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	685,772
Non-PEO NEO | Change in Value of Prior Year Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			192,063	(387,968)	(131,038)	(470,600)
Non-PEO NEO | Subtract Value of Equity Awards Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(175,293)	0	(131,821)
Non-PEO NEO | Value of Dividends Not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 1,783